Intangible assets - Amortization charges (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Amortization	¥ 37,783	¥ 138,831	¥ 1,003,282
Operations and support
Disclosure of detailed information about intangible assets [line items]
Amortization	1,529	157	148
Sales and marketing
Disclosure of detailed information about intangible assets [line items]
Amortization	9,502	86,686	948,145
Research and development
Disclosure of detailed information about intangible assets [line items]
Amortization	17,863	18,951	32,683
General and administrative
Disclosure of detailed information about intangible assets [line items]
Amortization	¥ 8,889	¥ 33,037	¥ 22,306